Note 14 - Financial assets at amortised cost- Debt Securities At Amortized Cost (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Breakdown Securities By Institution [Member] | Total Amortized Assets [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	€ 38,877,000,000	€ 32,530,000,000
Unrealized Gains	1,077,000,000	556,000,000
Unrealized Losses	(160,000,000)	(706,000,000)
Fair Value	39,796,000,000	32,378,000,000
National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	12,755,000,000	10,953,000,000
Unrealized Gains	630,000,000	458,000,000
Unrealized Losses	(21,000,000)	(265,000,000)
Fair Value	13,363,000,000	11,146,000,000
Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	5,576,000,000	4,571,000,000
Unrealized Gains	166,000,000	9,000,000
Unrealized Losses	0	0
Fair Value	5,742,000,000	4,579,000,000
United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	5,690,000,000	2,070,000,000
Unrealized Gains	111,000,000	0
Unrealized Losses	(18,000,000)	0
Fair Value	5,783,000,000	2,070,000,000
Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	4,105,000,000	4,054,000,000
Unrealized Gains	47,000,000	0
Unrealized Losses	(65,000,000)	(261,000,000)
Fair Value	4,088,000,000	3,793,000,000
Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	3,400,000,000	3,366,000,000
Unrealized Gains	82,000,000	27,000,000
Unrealized Losses	(22,000,000)	(152,000,000)
Fair Value	3,459,000,000	3,242,000,000
Central Banks [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	0	0
Central Banks [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	0	0
Central Banks [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	0	0
Central Banks [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	0	0
Central Banks [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	64,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	0	64,000,000
Credit Institutions [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	26,000,000	53,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	26,000,000	53,000,000
Credit Institutions [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	526,000,000	350,000,000
Unrealized Gains	2,000,000	1,000,000
Unrealized Losses	0	0
Fair Value	529,000,000	351,000,000
Credit Institutions [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	25,000,000	23,000,000
Unrealized Gains	0	9,000,000
Unrealized Losses	(1,000,000)	(2,000,000)
Fair Value	25,000,000	30,000,000
Credit Institutions [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	7,000,000	7,000,000
Unrealized Gains	1,000,000	0
Unrealized Losses	0	0
Fair Value	8,000,000	7,000,000
Credit Institutions [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	135,000,000	147,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	135,000,000	147,000,000
Other Institutions [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	4,903,000,000	5,014,000,000
Unrealized Gains	38,000,000	41,000,000
Unrealized Losses	(10,000,000)	(25,000,000)
Fair Value	4,931,000,000	5,030,000,000
Other Institutions [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	272,000,000	227,000,000
Unrealized Gains	0	0
Unrealized Losses	(18,000,000)	0
Fair Value	254,000,000	227,000,000
Other Institutions [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	410,000,000	466,000,000
Unrealized Gains	0	6,000,000
Unrealized Losses	(1,000,000)	(1,000,000)
Fair Value	409,000,000	470,000,000
Other Institutions [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	1,000,000	1,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	1,000,000	1,000,000
Other Institutions [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	1,047,000,000	1,164,000,000
Unrealized Gains	0	5,000,000
Unrealized Losses	(4,000,000)	0
Fair Value	1,043,000,000	1,169,000,000
Of Which: Treasury Debt And Other Government Agencies [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	1,161,000,000	118,000,000
Unrealized Gains	50,000,000	0
Unrealized Losses	(17,000,000)	0
Fair Value	1,193,000,000	118,000,000
Of Which: Government And Political Subdivisions [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	4,530,000,000	1,952,000,000
Unrealized Gains	61,000,000	0
Unrealized Losses	(1,000,000)	0
Fair Value	4,590,000,000	1,952,000,000
Subtotal [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	17,684,000,000	16,019,000,000
Unrealized Gains	668,000,000	499,000,000
Unrealized Losses	(31,000,000)	(290,000,000)
Fair Value	18,320,000,000	16,228,000,000
Subtotal [Member] | Foreign Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	21,194,000,000	16,510,000,000
Unrealized Gains	409,000,000	57,000,000
Unrealized Losses	(129,000,000)	(416,000,000)
Fair Value	€ 21,476,000,000	€ 16,150,000,000